Convertible Preferred Stock, Common Stock And Preferred Stock - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 29, 2022	Dec. 31, 2022	Dec. 31, 2021
Convertible Preferred Stock, Common Stock and Preferred Stock [Line Items]
Shares authorized	110,000,000
Common stock, shares authorized	100,000,000
Preferred stock, shares authorized	10,000,000
Common stock, voting rights		Holders of common stock are entitled to one voter per share on matters to be voted on by stockholders.
Preferred stock outstanding		$ 0
Convertible Notes [Member]
Convertible Preferred Stock, Common Stock and Preferred Stock [Line Items]
Debt conversion, original debt amount		4,636
Unamortized debt discount		168	$ 359
Debt conversion, accrued interest, amount		$ 341
Series B Preferred Stock [Member]
Convertible Preferred Stock, Common Stock and Preferred Stock [Line Items]
Conversion of stock, shares converted	633,697
Conversion of stock, shares issued		194,494	12,226
Series A-1 Preferred Stock [Member]
Convertible Preferred Stock, Common Stock and Preferred Stock [Line Items]
Conversion of stock, shares converted	1,576,154
Series A-2 Preferred Stock [Member]
Convertible Preferred Stock, Common Stock and Preferred Stock [Line Items]
Conversion of stock, shares converted	577,791	194,494	12,226
Common Stock [Member]
Convertible Preferred Stock, Common Stock and Preferred Stock [Line Items]
Conversion of stock, shares issued	7,238,767
Common Stock [Member] | Convertible Notes [Member]
Convertible Preferred Stock, Common Stock and Preferred Stock [Line Items]
Debt conversion, converted instrument, shares issued		598,861